FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Earn-out liability	[1]	$ 698	$ 1,333
Total financial liability		698	1,333
Other Liabilities		612	292
Fair Value, Inputs, Level 1 [Member]
Earn-out liability	[1]	0	0
Total financial liability		0	0
Fair Value, Inputs, Level 2 [Member]
Earn-out liability	[1]	0	0
Total financial liability		0	0
Fair Value, Inputs, Level 3 [Member]
Earn-out liability	[1]	698	1,333
Total financial liability		$ 698	$ 1,333

[1]	Excluding liability in the amount of $612 and $292 for the year ended December 31, 2017 and 2016, respectively, to former CEO of Prevision related to the acquisition agreement , which is not measured at fair value.